Depreciation, Amortisation and Impairment Costs - Summary of Depreciation Amortisation and Impairment Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	£ 3,101	£ 28,614	£ 1,305
Impairment of goodwill	39	4,614	0
Property, plant and equipment
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	635	643	846
Brand names
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	2,298	23,232	317
Computer software
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	£ 129	£ 125	£ 142